Strategic Investments - Capcium, Inc. (Details) capsule in Millions				1 Months Ended	12 Months Ended
	Jul. 31, 2020 CAD ($) shares	Jun. 30, 2019 CAD ($) year $ / shares debenture shares	Sep. 07, 2018 CAD ($) debenture	Jul. 31, 2020 capsule shares	Jun. 30, 2020 CAD ($) year $ / shares shares	Jun. 30, 2019 CAD ($) year $ / shares shares
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Unrealized loss on derivative investments					$ 34,069,000	$ 14,866,000
Impairment					75,035,000	88,932,000
Derivatives and convertible debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Unrealized loss on derivative investments					$ 34,069,000	$ 14,866,000
Capcium
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Proportion of ownership interest in investment		20.00%			19.00%	20.00%
Impairment					$ 9,013,000	$ 0
Reduction of annual minimum purchase commitment | capsule				20.0
Capcium | Convertible Debentures | Derivatives and convertible debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Number of instruments purchased | debenture		488	4,883
Financial assets, amount of instruments purchased		$ 0	$ 4,900,000
Interest rate			8.00%
Conversion option, liquidity event, discount to the liquidity event price			20.00%
Conversion option, liquidity event, price based on pre-money value			$ 80,000,000
Number of common shares in each unit			1
Number of warrants in each unit			1
Composition of financial assets purchased, number of shares exercisable per warrant			1
Warrants, exercise price, percentage greater than conversion price			50.00%
Warrants, exercise price, greater than conversion price, term after completion of liquidity event			2 years
Fair value of financial instrument		$ 7,500,000			0	7,500,000
Unrealized loss on derivative investments					$ 7,500,000	$ 2,600,000
Ordinary shares | Capcium
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Total shareholdings (in shares) | shares		8,828,662			8,828,662	8,828,662
Preference shares | Capcium
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Borrowings, converted instrument, shares issued (in shares) | shares				5,371,300
Number of common shares acquired (in shares) | shares	1,851,086			1,851,086
Purchase of interests in associates	$ 1,900,000
Share price | Capcium | Convertible Debentures | Derivatives and convertible debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets | $ / shares		1.13			1.13	1.13
Risk-free interest rate | Capcium | Convertible Debentures | Derivatives and convertible debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets		0.0183			0.0196	0.0183
Dividend yield | Capcium | Convertible Debentures | Derivatives and convertible debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets		0			0	0
Historical volatility for shares | Capcium | Convertible Debentures | Derivatives and convertible debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets		0.460			0.390	0.460
Percentage of reasonably possible increase in unobservable input, assets		10.00%			10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input, assets		10.00%			10.00%	10.00%
Expected life | Capcium | Convertible Debentures | Derivatives and convertible debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets | year		1.44			0.20	1.44
Credit spread | Capcium | Convertible Debentures | Derivatives and convertible debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets		0.26			0.26	0.26
Probability factor | Capcium | Convertible Debentures | Derivatives and convertible debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets		0.80			0.00	0.80